Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Summary of significant subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2024. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	Ownership percentage
Subsidiary	2024	2023
Bell Canada	100%	100%
Bell Mobility Inc.	100%	100%
Bell Media Inc.	100%	100%
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV Specialty(1) (2)
For the year ended December 31	2024	2023
Current assets	423	466
Non-current assets	733	941
Total assets	1,156	1,407
Current liabilities	164	153
Non-current liabilities	92	239
Total liabilities	256	392
Total equity attributable to BCE shareholders	631	707
NCI	269	308
(1)At December 31, 2024 and 2023, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
(2)CTV Specialty's net assets at December 31, 2024 and 2023 include nil and $7 million, respectively, directly attributable to NCI.
Selected income and cash flow information

	CTV Specialty(1)
For the year ended December 31	2024	2023
Operating revenues	991	969
Net earnings	100	209
Net earnings attributable to NCI	31	65
Total comprehensive income	108	196
Total comprehensive income attributable to NCI	34	61
Cash dividends paid to NCI	68	47
(1)CTV Specialty's net earnings and total comprehensive income include $2 million and $3 million directly attributable to NCI for 2024 and 2023, respectively.

Compensation of key management personnel
The following table includes compensation of key management personnel for the years ended December 31, 2024 and 2023 included in our income statements. Key management personnel have the authority and responsibility for overseeing, planning, directing and controlling our business activities and consists of our Board of Directors and our Executive Leadership Team.

For the year ended December 31	2024	2023
Wages, salaries, fees and related taxes and benefits	(19)	(28)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(26)	(30)
Key management personnel compensation expense	(48)	(61)